Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Compensation and benefits	$ 436,990	$ 0
Clinical trial expenses	339,072	126,173
Manufacturing development expenses	0	560,000
Professional fees	345,530	0
Other accrued expenses and other current liabilities	85,529	269,816
Accrued expenses and other current liabilities	$ 1,207,121	$ 955,989